Intangible assets and goodwill - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 155,212	$ 162,292
Accumulated amortization	58,529	57,176
Net book value	96,683	105,116
Power sales contracts
Finite-Lived Intangible Assets [Line Items]
Cost	56,926	58,112
Accumulated amortization	42,818	43,118
Net book value	14,108	14,994
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	77,850	78,140
Accumulated amortization	13,709	12,337
Net book value	64,141	65,803
Interconnection agreements
Finite-Lived Intangible Assets [Line Items]
Cost	10,098	15,072
Accumulated amortization	1,851	1,721
Net book value	8,247	13,351
Other
Finite-Lived Intangible Assets [Line Items]
Cost	10,338	10,968
Accumulated amortization	151	0
Net book value	$ 10,187	$ 10,968